Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 26,865	$ 30,854
Restricted cash	2,647	2,741
Short-term investments	20,985	21,596
Accounts receivable, net	75,605	56,043
Prepaid expenses and other current assets, net	70,171	63,963
Total current assets	196,273	175,197
Non-current assets
Long-term investment	274	282
Property, software and equipment, net	27,664	22,466
Deferred tax assets, net	10,453	11,998
Other non-current assets	11,458	12,012
Right-of-use assets	606	1,280
Total non-current assets	50,455	48,038
TOTAL ASSETS	246,728	223,235
Current liabilities
Short-term loan	83,597	83,029
Accounts payable	56,812	26,641
Deferred revenue	2,421	3,050
Tax payable	1,361	1,364
Accrued expenses and other current liabilities	5,792	4,809
Operating lease liability, current	544	748
Total current liabilities	156,765	124,392
Non-current liabilities
Operating lease liability, non-current	21	504
Warrant liabilities	947	661
Total non-current liabilities	23,729	30,853
Total liabilities	180,494	155,245
Commitments and contingencies (Note 20)
Shareholders’ equity
Additional paid in capital	208,701	144,160
Accumulated deficit	(195,387)	(126,724)
Accumulated other comprehensive loss	(1,432)	(1,367)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	11,892	16,078
Non-controlling interests	54,342	51,912
Total shareholders’ equity	66,234	67,990
TOTAL LIABILITIES AND SHARESHOLDERS’ EQUITY	246,728	223,235
Related Party
Current liabilities
Amount due to related parties, current	6,238	4,751
Non-current liabilities
Amount due to a related party, non-current	22,761	29,688
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	5	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	$ 5	$ 5